Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Liability Tables
Fair value of the derivative liability

The following summarizes the Black-Scholes assumptions used to estimate the fair value of the derivative liability at the dates of issuance and the revaluation dates:

Six Months Ended June 30, 2017

Volatility	171–199%
Risk-free interest rate	0.54–1.31%
Expected life (years)	0.15–1.67
Dividend yield	--

	Year ended December 31,
	2016			2015
Volatility	108%	–	254%	102%	--	112%
Risk-free interest rate	0.2%	--	2.5%	0.5%	--	1.2%
Expected life (years)	0.0	–	10.0	0.9	--	3.0
Dividend yield	--	--	--	--	--	--

Changes in the derivative liability
	Six Months Ended June 30, 2017
	Level 1	Level 2	Level 3
Convertible debt and other derivative liabilities at December 31, 2016	--	--	$4,851,760
Conversions of convertible debt	--	--	(247,641)
Issuance of convertible debt and other derivatives	--	--	306,901
Reclassification of common share equivalents to additional paid in capital	--	--	(6,364,224)
Change in fair value	--	--	1,537,400
Convertible debt and other derivative liabilities at June 30, 2017	$--	$--	$84,196

	Twelve Months Ended December 31, 2016
	Level 1	Level 2	Level 3
Convertible debt and other derivative liabilities at December 31, 2015			356,554
$780,850 of convertible debt prior to amendment			(330,694)
$780,850 of convertible debt as amended			733,185
Conversions of convertible debt			(833,401)
Issuance of convertible debt and other derivatives			690,442
Reclassification of common share equivalents to derivative liabilities			9,194,736
Change in fair value			(4,959,062)
Convertible debt and other derivative liabilities at December 31, 2016			4,851,760